Related party payments and services (Details) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Farm management services
Agreement amount with Growers Synergy			$ 20,000
Related party Farm management services	180,000	180,000	240,000	180,000
Total Farm management services amt	180,000	180,000	240,000	180,000
Farm management services - future payments			140,000
2014 (remainder of the fiscal year)	240,000
2015	240,000
2016	240,000
2017	140,000
Total Future minimum payments	$ 860,000